Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Description of Plan [Line Items]
Plan Termination

3. Plan Termination

Although it has not expressed intent to do so, the Company has the right, under the Plan, to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. All assets remaining in the Plan after payment of any expenses properly chargeable against the Plan shall be paid to participants in such a manner as the Plan Administrator shall determine.